STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of option activity under the Plan

	For the Year Ended December 31, 2015
			Average
		Weighted-	Remaining
		Average	Contractual
	Shares	Exercise Price	Term

Outstanding, beginning of period	18,020	$19.75	4.1
Granted	-
Exercised	-
Forfeited or expired	-

Outstanding, end of period	18,020	$19.75	3.1

Exercisable, end of period	18,020	$19.75	3.1

	For the Twelve Months Ended December 31, 2014
			Average
		Weighted-	Remaining
		Average	Contractual
	Shares	Exercise Price	Term

Outstanding, beginning of period	21,420	$19.75	4.4
Granted	-
Exercised	-
Forfeited or expired	(3,400)	19.75	0.4

Outstanding, end of period	18,020	$19.75	4.1

Exercisable, end of period	18,020	$19.75	4.1